Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000249322 | 30151E533 | Stratified LargeCap Index ETF
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000249322 | SPX P5400_20250922_L_MAR | S&P 500 Index Purchased Put Option, Expiration:9/22/2025, Strike $5,400
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000249322 | SPX P4800_20250922_S_MAR | S&P 500 Index Written Put Option, Expiration:9/22/2025, Strike $4,800
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000249322 | SPX P4800_20250922_S_MARIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249322 | 30151E533Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000249323 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249323 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249323 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 871829107 | Sysco Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 872540109 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249323 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249323 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249323 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249323 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249323 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000249323 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000249323 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000249323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000249323 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%